Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUE	$ 8,811,287	$ 8,543,803
COST OF REVENUE	4,478,716	4,396,715
GROSS PROFIT	4,332,571	4,147,088
OPERATING EXPENSES
Selling expenses	2,444,292	2,195,394
General and administrative expenses	1,774,419	1,887,285
Total operating expenses	4,218,711	4,082,679
INCOME FROM OPERATIONS	113,860	64,409
OTHER INCOME (EXPENSE)
Interest income (expense), net	14,007	(37,186)
Other (expense) income, net	(11,843)	197,268
Income from long term debt investment	171,616
Total other income, net	173,780	160,082
INCOME BEFORE INCOME TAX PROVISION	287,640	224,491
PROVISION FOR INCOME TAXES	(2,880)	(3,698)
NET INCOME	284,760	220,793
Foreign currency translation loss	(305,867)	(259,238)
TOTAL COMPREHENSIVE LOSS	$ (21,107)	$ (38,445)
Earnings per ordinary share - basic (in Dollars per share)	$ 0.03	$ 0.02
Weighted average shares - basic (in Shares)	10,666,906	9,000,000